Fair value measurements and Hedging (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair value measurements and Hedging - Derivative instruments effect on statements of operations (Table)

	Six months ended June 30,
	2022	2023
Consolidated Statement of Operations
Gain/(loss) on interest rate swaps, net
Gains/(loss) of de-designated accounting hedging relationship	-	(507)
Total Gain/(loss) on interest rate swaps, net	$-	$(507)

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	633	14,412
Total Gain/(loss) recognized	$633	$14,412

Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	1,023	2,796
Realized gain/(loss) on bunker swaps	(4,085)	4,476
Unrealized gain/(loss) on forward freight agreements and freight options	(1,169)	(116)
Unrealized gain/(loss) on bunker swaps	292	(2,949)
Total Gain/(loss) recognized	$(3,939)	$4,207

Fair value measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table)

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
		December 31, 2022		June 30, 2023
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - current	Derivatives, current asset portion	$191	$-	$-	$-
Bunker swaps - current	Derivatives, current asset portion	3,688	-	738	-
Forward freight agreements - non-current	Derivatives, non-current asset portion	-	-	75	-
Total		$3,879	$-	$813	$-

Fair value measurements and Hedging - Fair value on recurring basis - Significant Other Observable Inputs (Table)

		Significant Other Observable Inputs (Level 2)
		December 31, 2022		June 30, 2023
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$1,665	$20,041	$-	$12,159
Interest rate swaps - non-current	Derivatives, non-current asset portion	798	7,868	-	5,247
Total		$2,463	$27,909	$-	$17,406